Consolidated Balance Sheets (Parentheticals) - USD ($) $ / shares in Thousands	Oct. 31, 2017	Oct. 31, 2016
Allowance for doubtful accounts	$ 87,446	$ 74,266
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Preferred stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	7,315,605	7,081,159
Common stock, shares outstanding (in shares)	7,315,605	7,081,159